Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities [Text Block]

15. Lease liabilities

	2023	2022
	$	$

Balance - January 1	7,622	8,496
New liability	1,352	-
Payments of liabilities	(973)	(874)
Balance - December 31	8,001	7,622

Current	1,122	921
Non-current	6,879	6,701
Balance - December 31	8,001	7,622

Lease liabilities are mainly related to leases for office space. Lease liabilities related to Osisko Development (which was deconsolidated on September 30, 2022) are presented in Note 29.